JPMORGAN INVESTMENT TRUST

May 4, 2005

Filing Desk

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	JPMorgan Investment Trust (the “Trust”) (formerly One Group Investment Trust), (File No. 33-66080 and 811-7874) on behalf of each of its series

RULE 497(J) CERTIFICATION

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of prospectus for each of the series of the Trust that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 21 of the Trust filed on April 26, 2005 and effective on May 1, 2005 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 21 was filed electronically.

JPMORGAN INVESTMENT TRUST
Registrant

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary